Leases - Schedule of Movements in Right of Use Assets (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	$ 263,424
Balance at end of the year	$ 250,887